UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds

114 State Street

Suite 200

Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.

114 State Street

Suite 200

Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

Green Century Balanced Fund

PORTFOLIO OF INVESTMENTS

October 31, 2018

(Unaudited)

	SHARES	VALUE
Common Stocks - 62.6%
Software & Services - 6.9%
Adobe, Inc. (a)	6,573	$1,615,380
Autodesk, Inc. (a)	11,965	1,546,476
Blackbaud, Inc.	16,690	1,197,007
MasterCard, Inc., Class A	23,949	4,733,999
Microsoft Corporation	43,104	4,603,938
PayPal Holdings, Inc. (a)	35,015	2,947,913
		16,644,713
Pharmaceuticals & Biotechnology - 5.4%
Celgene Corporation (a)	27,219	1,948,880
Gilead Sciences, Inc.	42,241	2,879,991
Illumina, Inc. (a)	5,177	1,610,824
IQVIA Holdings, Inc. (a)	11,283	1,387,019
Merck & Company, Inc.	55,816	4,108,616
Waters Corporation (a)	5,791	1,098,495
		13,033,825
Capital Goods - 4.9%
A.O. Smith Corporation	25,088	1,142,256
Hexcel Corporation	37,314	2,183,615
Illinois Tool Works, Inc.	19,517	2,489,784
Ingersoll-Rand PLC	26,748	2,566,203
Middleby Corporation (The) (a)	10,569	1,186,899
Wabtec Corporation	11,699	959,552
Xylem, Inc.	21,084	1,382,689
		11,910,998
Retailing - 4.5%
Booking Holdings, Inc. (a)	968	1,814,593
Home Depot, Inc. (The)	13,443	2,364,355
Target Corporation	26,125	2,184,834
TJX Companies, Inc. (The)	23,754	2,610,090
Tractor Supply Company	20,224	1,858,383
		10,832,255
Healthcare Equipment & Services - 4.4%
Baxter International, Inc.	28,987	1,811,977
Cigna Corporation	22,049	4,714,297
Medtronic PLC (b)	14,550	1,306,881
Quest Diagnostics, Inc.	13,466	1,267,285
Stryker Corporation	8,950	1,451,869
		10,552,309
Insurance - 4.3%
Aflac, Inc.	56,782	2,445,601
Chubb Ltd. (b)	15,375	1,920,491
Lincoln National Corporation	26,948	1,622,000
Reinsurance Group of America, Inc.	16,034	2,282,761
Travelers Companies, Inc. (The)	17,303	2,165,124
		10,435,977
Media & Entertainment- 3.6%
Alphabet, Inc., Class A (a)	6,261	6,828,121

Facebook, Inc., Class A (a)	13,120	$1,991,485
		8,819,606
Banks - 3.5%
East West Bancorp, Inc.	22,236	1,166,056
First Republic Bank	22,973	2,090,313
KeyCorp	133,909	2,431,788
PNC Financial Services Group, Inc. (The)	21,808	2,802,110
		8,490,267
Technology Hardware & Equipment - 3.3%
Apple, Inc.	17,962	3,931,163
Cisco Systems, Inc.	41,256	1,887,462
Palo Alto Networks, Inc. (a)	11,424	2,091,049
		7,909,674
Food & Beverage - 3.0%
General Mills, Inc.	300	13,140
McCormick & Company, Inc.	24,042	3,462,048
Unilever NV (b)	68,172	3,666,290
		7,141,478
Semiconductors - 2.6%
Analog Devices, Inc.	24,092	2,016,742
ASML Holding NV (b)	8,209	1,414,903
Xilinx, Inc.	34,708	2,963,022
		6,394,667
Real Estate - 2.1%
AvalonBay Communities, Inc.	10,785	1,891,473
Boston Properties, Inc.	12,467	1,505,515
SBA Communications Corporation, Class A (a)	9,695	1,572,238
		4,969,226
Materials - 1.7%
Ball Corporation	25,182	1,128,154
International Flavors & Fragrances, Inc.	9,107	1,317,419
Sealed Air Corporation	51,990	1,682,396
		4,127,969
Renewable Energy & Energy Efficiency - 1.6%
First Solar, Inc. (a)	30,177	1,261,399
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,040	1,100,580
Ormat Technologies, Inc.	31,517	1,612,725
		3,974,704
Consumer Durables & Apparel - 1.6%
Newell Brands, Inc.	44,209	702,039
NIKE, Inc., Class B	19,253	1,444,745
VF Corporation	19,571	1,622,045
		3,768,829
Telecommunication Services - 1.5%
Verizon Communications, Inc.	62,591	3,573,320
Food & Staples Retailing - 1.5%
Costco Wholesale Corporation	15,608	3,568,457
Diversified Financials - 1.3%
Bank of New York Mellon Corporation (The)	29,888	1,414,599
Charles Schwab Corporation (The)	38,304	1,771,177
		3,185,776
Household & Personal Products - 1.2%
Church & Dwight Company, Inc.	28,772	1,708,194
Procter & Gamble Company (The)	12,767	1,132,177
		2,840,371
Transportation - 1.0%
J.B. Hunt Transport Services, Inc.	9,336	1,032,655

United Parcel Service, Inc., Class B	14,085	$1,500,616
		2,533,271
Utilities - 1.0%
American Water Works Company, Inc.	28,536	2,526,292
Consumer Services - 0.7%
Starbucks Corporation	27,442	1,599,045
Automobiles & Components - 0.5%
BorgWarner, Inc.	29,100	1,146,831
Media - 0.5%
Omnicom Group, Inc.	15,070	1,120,002
Healthy Living - 0.0%
United Natural Foods, Inc. (a)	316	6,867
Total Common Stocks (Cost $109,280,518)		151,106,729

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 33.1%
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency - 17.4%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	2,924,730
Apple, Inc. 3.00%, due 6/20/27 (c)	1,000,000	936,582
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	937,757
Bank of America Corporation 2.151%, due 11/9/20 (c)	1,750,000	1,708,399
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	627,751
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	1,939,380
Digital Realty Trust LP 3.95%, due 7/1/22 (c)	2,000,000	2,014,026
European Bank for Reconstruction & Development 0.875%, due 7/22/19 (b)	1,500,000	1,480,575
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	1,924,820
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	463,678
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,883,312
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	465,435
Kommunalbanken AS 1.375%, due 10/26/20 (b)(d)	2,000,000	1,936,822
Kommuninvest I Sverige AB 1.50%, due 4/23/19 (b)(d)	1,000,000	994,500
Korea Development Bank (The) 3.139% (LIBOR 3 Month+73 basis points), due 7/6/22 (b)(e)	1,250,000	1,253,275
Kreditanstalt fuer Wiederaufbau 1.75%, due 10/15/19 (b)	3,000,000	2,969,562
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	968,460
Morgan Stanley 2.20%, due 12/7/18	3,000,000	2,998,527
National Australia Bank Ltd./New York 3.625%, due 6/20/23 (b)	2,000,000	1,985,000
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	1,000,000	937,391
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,464,460

Overseas Private Investment Corporation 3.28%, due 9/15/29	$774,454	$766,321
Overseas Private Investment Corporation 3.33%, due 5/15/33	233,299	227,427
Overseas Private Investment Corporation 3.43%, due 6/1/33	226,065	221,374
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	1,956,176
Starbucks Corporation 2.45%, due 6/15/26 (c)	3,000,000	2,661,921
Sumitomo Mitsui Banking Corporation 2.45%, due 10/20/20 (b)	2,000,000	1,960,410
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,471,971
		42,080,042
U.S. Government Agencies - 6.7%
Fannie Mae Pool 1.76%, due 7/1/23	376,685	363,375
Federal Farm Credit Banks 1.80%, due 6/15/20	200,000	196,698
Federal Farm Credit Banks 2.23%, due 11/15/22 (c)	1,500,000	1,450,831
Federal Farm Credit Banks 2.98%, due 3/13/23 (c)	3,000,000	2,951,097
Federal Farm Credit Banks 2.26%, due 11/13/24	500,000	474,586
Federal Farm Credit Banks 3.48%, due 9/22/25 (c)	500,000	491,378
Federal Home Loan Banks 3.875%, due 12/14/18	550,000	550,997
Federal Home Loan Banks 1.25%, due 1/16/19	3,000,000	2,992,971
Federal Home Loan Banks 3.89%, due 5/3/28 (c)	3,000,000	2,964,687
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	502,700
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19 (a)	200,000	194,071
Federal National Mortgage Association 1.70%, due 1/27/20 (c)	3,000,000	2,958,942
		16,092,333
Community Development Financial Institutions - 2.8%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	1,902,982
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	2,990,640
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,954,074
		6,847,696
Software & Services - 2.3%
International Business Machines Corporation 8.375%, due 11/1/19	500,000	526,322
Microsoft Corporation 1.10%, due 8/8/19	3,000,000	2,963,352
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,014,704
Oracle Corporation 2.50%, due 5/15/22 (c)	1,000,000	968,393
		5,472,771
Diversified Financials - 1.2%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21 (c)	1,000,000	1,003,709

State Street Corporation 3.10%, due 5/15/23	$2,000,000	$1,944,610
		2,948,319
Banks - 1.1%
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,551,934
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,016,984
		2,568,918
Pharmaceuticals & Biotechnology - 0.5%
Amgen, Inc. 5.70%, due 2/1/19	1,250,000	1,258,783

Real Estate - 0.4%
HCP, Inc. 3.875%, due 8/15/24 (c)	1,000,000	975,289

Telecommunication Services - 0.3%
America Movil SAB de C.V. 5.00%, due 10/16/19 (b)	750,000	761,860

Healthy Living - 0.2%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(d)	500,000	540,898

Food & Staples Retailing - 0.2%
CVS Health Corporation 2.25%, due 12/5/18 (c)	500,000	499,719

Total Bonds & Notes (Cost $81,797,436)		80,046,628

Certificates Of Deposit - 0.1%
Self-Help Credit Union 1.30%, due 6/21/19	95,000	94,272
Self-Help Federal Credit Union 1.40%, due 3/17/20	240,000	235,618

Total Certificates Of Deposit (Cost $335,000)		329,890

Short-term Investment - 4.0%
UMB Money Market Fiduciary Account , 0.25% (f) (Cost $9,621,249)		9,621,249

Total Short-term Investments (Cost $9,621,249)		9,621,249

TOTAL INVESTMENTS (g) - 99.8% (Cost $201,034,203)		241,104,496
Other Assets Less Liabilities - 0.2%		373,749
NET ASSETS -100.0%		$241,478,245

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,409,611.
(e)	Floating rate bond. Rate shown is currently in effect at October 31, 2018.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.

(g)	The cost of investments for federal income tax purposes is $200,865,406 resulting in gross unrealized appreciation and depreciation of $45,677,733 and $5,438,643 respectively, or net unrealized appreciation of $40,239,090.

See Notes to Schedule of Investments

Green Century Equity Fund

PORTFOLIO OF INVESTMENTS

October 31, 2018

(Unaudited)

	SHARES	VALUE
Common Stocks - 100.0%
Software & Services - 26.0%
Accenture PLC, Class A (a)	15,567	$2,453,670
Adobe, Inc. (b)	11,921	2,929,705
Alphabet, Inc., Class A (b)	7,237	7,892,527
Alphabet, Inc., Class C (b)	7,610	8,194,220
ANSYS, Inc. (b)	2,052	306,877
Autodesk, Inc. (b)	5,300	685,025
Automatic Data Processing, Inc.	10,688	1,539,927
CA, Inc.	7,613	337,713
Cadence Design Systems, Inc. (b)	6,856	305,572
Citrix Systems, Inc. (b)	3,264	334,462
Cognizant Technology Solutions Corporation, Class A	14,202	980,364
Dell Technologies, Inc. Class V (b)	4,811	434,866
Facebook, Inc., Class A (b)	58,118	8,821,731
FleetCor Technologies, Inc. (b)	2,165	433,065
Fortinet, Inc. (b)	3,429	281,795
International Business Machines Corporation	22,224	2,565,316
Intuit, Inc.	5,910	1,247,010
Microsoft Corporation	176,876	18,892,126
Oracle Corporation	74,163	3,622,121
salesforce.com, Inc. (b)	17,088	2,345,157
Symantec Corporation	14,957	271,470
Teradata Corporation (b)	3,004	109,346
VMware, Inc., Class A (b)	1,775	250,967
Western Union Company (The)	11,053	199,396
Workday, Inc., Class A (b)	3,550	472,221
		65,906,649
Pharmaceuticals & Biotechnology - 8.8%
AbbVie, Inc.	36,720	2,858,652
Agilent Technologies, Inc.	7,777	503,872
Amgen, Inc.	16,025	3,089,460
Bio-Techne Corporation	898	150,612
Biogen, Inc. (b)	5,117	1,556,950
BioMarin Pharmaceutical, Inc. (b)	4,259	392,552
Bristol-Myers Squibb Company	39,646	2,003,709
Celgene Corporation (b)	17,576	1,258,442
Gilead Sciences, Inc.	31,536	2,150,124
IQVIA Holdings, Inc. (b)	3,895	478,812
Jazz Pharmaceuticals PLC (a)(b)	1,435	227,907
Merck & Company, Inc.	65,184	4,798,194
Mettler-Toledo International, Inc. (b)	619	338,481
TESARO, Inc. (b)	977	28,216
Vertex Pharmaceuticals, Inc. (b)	6,179	1,047,093
Waters Corporation (b)	1,885	357,566
Zoetis, Inc.	11,727	1,057,189
		22,297,831
Capital Goods - 6.5%
3M Company	14,369	2,733,846
A.O. Smith Corporation	3,500	159,355
AGCO Corporation	1,526	85,517
Air Lease Corporation	2,383	90,792
Allegion PLC (a)	2,331	199,837

Applied Industrial Technologies, Inc.	972	$63,890
Builders FirstSource, Inc. (b)	2,585	32,002
Caterpillar, Inc.	14,493	1,758,291
Cummins, Inc.	3,810	520,789
Deere & Company	7,466	1,011,195
Dover Corporation	3,779	313,052
Eaton Corporation PLC	10,598	759,559
EMCOR Group, Inc.	1,399	99,301
Fastenal Company	7,007	360,230
Flowserve Corporation	3,126	143,483
Fortive Corporation	7,229	536,753
Fortune Brands Home & Security, Inc.	3,497	156,770
Graco, Inc.	4,009	162,886
Granite Construction, Inc.	1,102	50,383
H&E Equipment Services, Inc.	741	17,851
HD Supply Holdings, Inc. (b)	4,228	158,846
Illinois Tool Works, Inc.	7,368	939,936
Ingersoll-Rand PLC	5,986	574,297
Lennox International, Inc.	913	192,543
Lincoln Electric Holdings, Inc.	1,503	121,608
Masco Corporation	7,640	229,200
Meritor, Inc. (b)	1,997	33,929
Middleby Corporation (The) (b)	1,342	150,707
Owens Corning	2,649	125,218
PACCAR, Inc.	8,524	487,658
Parker-Hannifin Corporation	3,242	491,584
Quanta Services, Inc. (b)	3,689	115,097
Rockwell Automation, Inc.	3,049	502,262
Roper Technologies, Inc.	2,498	706,684
Sensata Technologies Holding NV (b)	4,164	195,292
Snap-on, Inc.	1,367	210,436
Spirit AeroSystems Holdings, Inc.	2,751	231,111
Stanley Black & Decker, Inc.	3,755	437,533
Tennant Company	460	28,115
Timken Company (The)	1,750	69,212
United Rentals, Inc. (b)	2,022	242,782
W.W. Grainger, Inc.	1,159	329,121
WABCO Holdings, Inc. (b)	1,314	141,189
Wabtec Corporation	2,105	172,652
Wesco Aircraft Holdings, Inc. (b)	1,261	12,837
Xylem, Inc.	4,325	283,633
		16,439,264
Semiconductors - 5.4%
Advanced Micro Devices, Inc. (b)	22,445	408,723
Analog Devices, Inc.	8,956	749,707
Applied Materials, Inc.	24,371	801,318
Intel Corporation	112,893	5,292,424
Lam Research Corporation	3,964	561,818
Microchip Technology, Inc.	5,732	377,051
NVIDIA Corporation	13,983	2,948,036
Skyworks Solutions, Inc.	4,412	382,785
Texas Instruments, Inc.	23,741	2,203,877
		13,725,739
Diversified Financials - 4.9%
Ally Financial, Inc.	10,489	266,526
American Express Company	17,682	1,816,472
Ameriprise Financial, Inc.	3,508	446,358
Bank of New York Mellon Corporation (The)	24,505	1,159,822
BlackRock, Inc.	2,913	1,198,467
Charles Schwab Corporation (The)	29,437	1,361,167
CME Group, Inc.	8,260	1,513,562
FactSet Research Systems, Inc.	953	213,243
Franklin Resources, Inc.	7,909	241,225

Invesco Ltd.	10,040	$217,968
Legg Mason, Inc.	2,044	57,682
Moody's Corporation	4,163	605,633
Northern Trust Corporation	5,171	486,436
S&P Global, Inc.	6,089	1,110,147
State Street Corporation	8,831	607,131
T. Rowe Price Group, Inc.	5,858	568,167
TD Ameritrade Holding Corporation	6,863	354,954
Voya Financial, Inc.	4,140	181,166
		12,406,126
Healthcare Equipment & Services - 4.4%
ABIOMED, Inc. (b)	1,024	349,389
Align Technology, Inc. (b)	1,833	405,460
AmerisourceBergen Corporation	3,962	348,656
Becton, Dickinson and Company	6,473	1,492,026
Cardinal Health, Inc.	7,481	378,539
Centene Corporation (b)	4,965	647,039
Cerner Corporation (b)	7,258	415,738
Cigna Corporation	5,900	1,261,479
Cooper Companies, Inc. (The)	1,195	308,680
DENTSPLY SIRONA, Inc.	5,483	189,876
Edwards Lifesciences Corporation (b)	5,102	753,055
HCA Healthcare, Inc.	6,771	904,132
Henry Schein, Inc. (b)	3,739	310,337
Hologic, Inc. (b)	6,571	256,203
Humana, Inc.	3,339	1,069,849
IDEXX Laboratories, Inc. (b)	2,106	446,725
Laboratory Corporation of America Holdings (b)	2,461	395,114
MEDNAX, Inc. (b)	2,272	93,811
Patterson Companies, Inc.	2,040	46,063
Quest Diagnostics, Inc.	3,305	311,034
ResMed, Inc.	3,469	367,436
Select Medical Holdings Corporation (b)	2,671	44,285
Varian Medical Systems, Inc. (b)	2,235	266,792
		11,061,718
Real Estate - 4.2%
American Tower Corporation	10,711	1,668,881
AvalonBay Communities, Inc.	3,334	584,717
Boston Properties, Inc.	3,723	449,590
CBRE Group, Inc., Class A (b)	7,757	312,530
Corporate Office Properties Trust	2,560	66,150
Digital Realty Trust, Inc.	5,008	517,126
Duke Realty Corporation	8,754	241,348
Equinix, Inc.	1,922	727,938
Equity Residential	8,885	577,170
Federal Realty Investment Trust	1,762	218,576
Forest City Realty Trust, Inc., Class A	5,584	140,493
HCP, Inc.	11,467	315,916
Host Hotels & Resorts, Inc.	17,878	341,649
Iron Mountain, Inc.	6,570	201,108
Jones Lang LaSalle, Inc.	1,116	147,602
Liberty Property Trust	3,595	150,523
Macerich Company (The)	2,554	131,838
PotlatchDeltic Corporation	1,429	51,801
Prologis, Inc.	15,205	980,266
Realogy Holdings Corporation	3,161	60,280
SBA Communications Corporation, Class A (b)	2,802	454,400
Simon Property Group, Inc.	7,494	1,375,299
UDR, Inc.	6,518	255,440
Vornado Realty Trust	4,166	283,621
Weyerhaeuser Company	18,342	488,447
		10,742,709

Retailing - 4.1%
AutoNation, Inc. (b)	1,452	$58,777
Best Buy Company, Inc.	6,173	433,098
Booking Holdings, Inc. (b)	1,168	2,189,509
Buckle, Inc. (The)	624	12,730
Caleres, Inc.	1,103	37,723
CarMax, Inc. (b)	4,289	291,266
Foot Locker, Inc.	2,864	135,009
GameStop Corporation, Class A	2,386	34,836
Gap, Inc. (The)	5,594	152,716
Kohl's Corporation	4,050	306,706
LKQ Corporation (b)	7,552	205,943
Lowe's Companies, Inc.	19,927	1,897,449
Netflix, Inc. (b)	10,524	3,175,933
Nordstrom, Inc.	2,814	185,077
Nutrisystem, Inc.	711	25,283
Office Depot, Inc.	11,823	30,267
Pool Corporation	967	140,940
Shutterfly, Inc. (b)	755	37,750
Signet Jewelers Ltd.	1,442	80,824
Tiffany & Company	2,728	303,626
Tractor Supply Company	2,936	269,789
Ulta Beauty, Inc. (b)	1,383	379,661
		10,384,912
Food & Beverage - 4.1%
Archer-Daniels-Midland Company	13,564	640,899
Bunge Ltd.	3,388	209,378
Campbell Soup Company	4,382	163,931
Coca-Cola Company (The)	98,083	4,696,214
Darling Ingredients, Inc. (b)	4,078	84,251
General Mills, Inc.	14,345	628,311
Hormel Foods Corporation	7,000	305,480
Ingredion, Inc.	1,768	178,886
JM Smucker Company (The)	2,766	299,613
Kellogg Company	6,331	414,554
Kraft Heinz Company (The)	14,749	810,753
McCormick & Company, Inc.	2,948	424,512
Mondelez International, Inc., Class A	35,650	1,496,587
		10,353,369
Technology Hardware & Equipment - 3.8%
Cisco Systems, Inc.	113,937	5,212,618
Cognex Corporation	4,220	180,785
CommScope Holding Company, Inc. (b)	4,748	114,237
Corning, Inc.	20,114	642,642
F5 Networks, Inc. (b)	1,479	259,239
Flex Ltd. (b)	12,757	100,270
Hewlett Packard Enterprise Company	36,994	564,159
HP, Inc.	39,662	957,441
Motorola Solutions, Inc.	3,949	483,989
Plantronics, Inc.	821	48,414
TE Connectivity Ltd. (a)	8,458	637,902
Trimble, Inc. (b)	6,022	225,102
Xerox Corporation	5,488	152,951
		9,579,749
Household & Personal Products - 3.4%
Avon Products, Inc. (a)(b)	11,136	21,827
Clorox Company (The)	3,135	465,391
Colgate-Palmolive Company	20,099	1,196,895
Estee Lauder Companies, Inc. (The), Class A	5,409	743,413
Kimberly-Clark Corporation	8,452	881,544
Procter & Gamble Company (The)	60,937	5,403,893
		8,712,963

Consumer Services - 3.3%
Aramark	5,923	$212,754
Choice Hotels International, Inc.	920	67,528
Darden Restaurants, Inc.	2,998	319,437
Domino's Pizza, Inc.	971	260,995
Hilton Worldwide Holdings, Inc.	6,941	493,991
Jack in the Box, Inc.	666	52,567
Marriott International, Inc., Class A	7,261	848,738
McDonald's Corporation	19,016	3,363,930
Royal Caribbean Cruises Ltd.	4,107	430,126
Starbucks Corporation	33,469	1,950,239
Vail Resorts, Inc.	986	247,802
		8,248,107
Materials - 3.2%
Air Products & Chemicals, Inc.	5,337	823,766
Albemarle Corporation	2,704	268,291
Avery Dennison Corporation	2,131	193,324
Axalta Coating Systems Ltd. (b)	5,344	131,890
Ball Corporation	8,052	360,730
Compass Minerals International, Inc.	794	38,517
Domtar Corporation	1,567	72,568
Ecolab, Inc.	6,278	961,476
H.B. Fuller Company	1,174	52,196
International Flavors & Fragrances, Inc.	2,067	299,012
Linde PLC (a)	13,360	2,210,679
Minerals Technologies, Inc.	819	44,840
Mosaic Company (The)	8,929	276,263
Newmont Mining Corporation	12,846	397,198
PPG Industries, Inc.	6,037	634,429
Schnitzer Steel Industries, Inc., Class A	728	19,583
Sealed Air Corporation	3,970	128,469
Sherwin-Williams Company (The)	2,035	800,712
Sonoco Products Company	2,378	129,791
WestRock Company	6,208	266,758
		8,110,492
Insurance - 3.1%
Allstate Corporation (The)	8,515	815,056
Arthur J. Gallagher & Company	4,394	325,200
Chubb Ltd. (a)	11,263	1,406,861
Hartford Financial Services Group, Inc. (The)	8,732	396,607
Loews Corporation	6,624	308,413
Marsh & McLennan Companies, Inc.	12,265	1,039,459
Principal Financial Group, Inc.	6,911	325,301
Progressive Corporation (The)	14,081	981,446
Prudential Financial, Inc.	10,180	954,680
Travelers Companies, Inc. (The)	6,543	818,726
Willis Towers Watson PLC (a)	3,194	457,253
		7,829,002
Transportation - 3.0%
AMERCO	208	67,908
ArcBest Corporation	677	25,130
Avis Budget Group, Inc. (b)	1,744	49,041
C.H. Robinson Worldwide, Inc.	3,357	298,874
CSX Corporation	20,139	1,386,772
Delta Air Lines, Inc.	4,283	234,409
Echo Global Logistics, Inc. (b)	579	14,886
Expeditors International of Washington, Inc.	4,207	282,626
Genesee & Wyoming, Inc., Class A (b)	1,472	116,627
Hertz Global Holdings, Inc. (b)	1,307	17,971
Kansas City Southern	2,505	255,410
Ryder System, Inc.	1,329	73,507
Southwest Airlines Company	3,544	174,010

Union Pacific Corporation	18,762	$2,743,380
United Parcel Service, Inc., Class B	16,721	1,781,455
		7,522,006
Telecommunication Services - 2.5%
CenturyLink, Inc.	23,594	486,980
Cincinnati Bell, Inc. (b)	1,202	17,056
Sprint Corporation (b)	19,289	118,049
Verizon Communications, Inc.	100,105	5,714,995
		6,337,080
Banks - 2.5%
Bank of Hawaii Corporation	987	77,420
BB&T Corporation	18,874	927,846
Cathay General Bancorp	1,772	66,751
CIT Group, Inc.	2,848	134,938
Citizens Financial Group, Inc.	11,735	438,302
Comerica, Inc.	4,195	342,144
First Republic Bank	3,928	357,409
Heartland Financial USA, Inc.	746	39,643
International Bancshares Corporation	1,312	50,774
KeyCorp	25,833	469,127
M&T Bank Corporation	3,351	554,289
New York Community Bancorp, Inc.	12,081	115,736
Old National Bancorp	3,227	57,602
People's United Financial, Inc.	8,886	139,155
PNC Financial Services Group, Inc. (The)	11,388	1,463,244
Regions Financial Corporation	27,285	463,027
Signature Bank	1,364	149,904
SVB Financial Group (b)	1,279	303,417
Umpqua Holdings Corporation	5,336	102,451
		6,253,179
Media - 2.2%
Discovery, Inc., Class A (b)	3,846	124,572
Discovery, Inc., Class C (b)	7,464	218,770
John Wiley & Sons, Inc., Class A	1,148	62,268
Liberty Global PLC, Class A (a)(b)	4,740	121,486
Liberty Global PLC, Series C (a)(b)	13,102	328,074
New York Times Company (The), Class A	3,198	84,427
Omnicom Group, Inc.	5,485	407,645
Scholastic Corporation	689	29,889
Walt Disney Company (The)	36,004	4,134,339
		5,511,470
Consumer Durables & Apparel - 2.1%
Callaway Golf Company	2,397	51,296
Columbia Sportswear Company	725	65,453
Deckers Outdoor Corporation (b)	666	84,695
Ethan Allen Interiors, Inc.	540	10,336
Garmin Ltd. (a)	2,752	182,072
Hanesbrands, Inc.	8,889	152,535
Hasbro, Inc.	2,857	262,016
La-Z-Boy, Inc.	1,083	30,107
Mattel, Inc. (b)	8,185	111,152
Meritage Homes Corporation (b)	916	34,121
Michael Kors Holdings Ltd. (a)(b)	3,600	199,476
Mohawk Industries, Inc. (b)	1,554	193,830
Newell Brands, Inc.	11,752	186,622
NIKE, Inc., Class B	31,103	2,333,969
PVH Corporation	1,889	228,172
Tupperware Brands Corporation	1,275	44,753
Under Armour, Inc., Class A (b)	4,427	97,881
Under Armour, Inc., Class C (b)	4,607	91,357
VF Corporation	8,126	673,483
Whirlpool Corporation	1,547	169,799

Wolverine World Wide, Inc.	2,353	$82,755
		5,285,880
Commercial & Professional Services - 0.8%
ACCO Brands Corporation	2,744	22,144
ASGN, Inc. (b)	1,253	84,051
Copart, Inc. (b)	5,047	246,849
Deluxe Corporation	1,123	53,017
Dun & Bradstreet Corporation (The)	899	127,910
Essendant, Inc.	801	10,205
Exponent, Inc.	1,265	63,832
Heidrick & Struggles International, Inc.	531	18,325
HNI Corporation	1,054	39,936
ICF International, Inc.	500	36,820
IHS Markit Ltd. (a)(b)	9,502	499,140
Interface, Inc.	1,437	23,409
Kelly Services, Inc.	787	18,487
Knoll, Inc.	1,268	25,170
ManpowerGroup, Inc.	1,569	119,699
Navigant Consulting, Inc.	1,017	21,967
R.R. Donnelley & Sons Company	1,494	8,770
Resources Connection, Inc.	605	9,874
Robert Half International, Inc.	3,033	183,587
Steelcase, Inc.	2,211	36,702
Team, Inc. (b)	585	11,641
Tetra Tech, Inc.	1,315	86,842
TransUnion	4,503	296,072
TrueBlue, Inc. (b)	978	22,817
		2,067,266
Renewable Energy & Energy Efficiency - 0.8%
Acuity Brands, Inc.	1,004	126,143
Itron, Inc. (b)	873	45,518
Johnson Controls International, PLC	22,451	717,758
Ormat Technologies, Inc.	965	49,379
Tesla, Inc. (b)	3,087	1,041,307
		1,980,105
Automobiles & Components - 0.4%
Aptiv PLC (a)	6,413	492,518
Autoliv, Inc. (a)	2,085	173,764
BorgWarner, Inc.	5,116	201,622
Harley-Davidson, Inc.	3,979	152,077
		1,019,981
Food & Staples Retailing - 0.3%
Sysco Corporation	11,978	854,391

Utilities - 0.2%
American Water Works Company, Inc.	4,300	380,679

Healthy Living - 0.0%
Hain Celestial Group, Inc. (The) (b)	2,447	60,881
United Natural Foods, Inc. (b)	1,194	25,946
		86,827
Total Common Stocks (Cost $173,601,475)		253,097,494

TOTAL INVESTMENTS (d) - 100.0% (Cost $173,601,475)		253,097,494
Other Assets Less Liabilities - 0.0%		25,261

NET ASSETS -100.0%		$253,122,755

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)	The cost of investments for federal income tax purposes is $177,630,306 resulting in gross unrealized appreciation and depreciation of $84,961,300 and $9,494,112 respectively, or net unrealized appreciation of $75,467,188.

See Notes to Schedule of Investments

Green Century MSCI International Index

PORTFOLIO OF INVESTMENTS

October 31, 2018

(Unaudited)

	SHARES	VALUE
Common Stocks - 98.9%
Japan - 21.9%
Aeon Company, Ltd.	9,700	$222,636
Ajinomoto Company, Inc.	7,900	127,628
Asahi Kasei Corporation	18,500	221,971
Asics Corporation	2,900	41,973
Astellas Pharma, Inc.	26,900	415,611
Chugai Pharmaceutical Company, Ltd.	3,400	199,059
Daifuku Company, Ltd.	1,500	64,419
Daikin Industries Ltd.	3,500	405,692
Daiwa House Industry Company, Ltd.	8,400	253,632
Denso Corporation	6,400	285,477
Eisai Company, Ltd.	3,500	291,482
Fujitsu Ltd.	2,900	176,431
Hankyu Hanshin Holdings, Inc.	3,900	128,820
Honda Motor Company, Ltd.	23,500	670,820
Kao Corporation	7,000	465,656
KDDI Corporation	24,900	602,576
Kikkoman Corporation	2,200	120,532
Komatsu Ltd.	13,100	341,156
Kubota Corporation	14,800	233,645
Murata Manufacturing Company, Ltd.	2,500	389,088
Nintendo Company, Ltd.	1,600	499,525
Nippon Express Company, Ltd.	1,500	94,663
Nitto Denko Corporation	2,500	156,188
NTT DOCOMO, Inc.	18,700	463,738
Obayashi Corporation	12,500	110,353
Omron Corporation	3,100	125,502
Panasonic Corporation	31,200	334,821
Sekisui Chemical Company, Ltd.	5,800	91,210
Sekisui House Ltd.	10,300	151,173
Shimizu Corporation	8,700	70,621
Sompo Holdings, Inc.	4,900	202,103
Sony Corporation	17,700	957,867
Sumitomo Chemical Company, Ltd.	25,000	125,235
Sumitomo Metal Mining Company, Ltd.	3,700	116,498
Sumitomo Mitsui Trust Holdings, Inc.	5,300	210,588
Suntory Beverage & Food Ltd.	2,400	97,812
Sysmex Corporation	2,400	168,335
Tokyu Corporation	9,500	156,944
Toray Industries, Inc.	22,700	161,018
West Japan Railway Company	2,800	188,321
Yamaha Corporation	2,100	92,283
Yaskawa Electric Corporation	3,500	101,163
Yokogawa Electric Corporation	3,600	70,683
		10,404,948
Germany - 13.6%
adidas AG	2,655	624,350
Allianz SE	6,218	1,295,312
Beiersdorf AG	1,466	151,578
Deutsche Boerse AG	2,790	352,574
HeidelbergCement AG	2,418	164,093
Henkel AG & Company KGaA	1,475	144,485

Henkel AG & Company KGaA (a)	2,542	$277,721
Merck KGaA	1,872	200,307
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,163	464,573
SAP SE	13,823	1,480,052
Sartorius AG (a)	507	73,333
Siemens AG	10,773	1,238,301
		6,466,679
France - 11.5%
Atos SE	1,338	114,433
AXA SA	28,017	701,161
Bouygues SA	3,587	130,675
Cie Generale des Etablissements Michelin SCA	2,441	249,892
Danone SA	8,754	619,890
EssilorLuxottica SA	2,995	409,046
Gecina SA	726	106,476
Getlink	8,130	102,260
Kering	1,069	475,150
L'Oreal SA	3,599	810,864
Orange SA	28,762	448,920
Schneider Electric SE	7,827	565,970
Unibail-Rodamco-Westfield	1,997	361,369
Vivendi SA	14,969	361,021
		5,457,127
Canada - 9.0%
Agnico Eagle Mines Ltd.	3,542	125,107
Bank of Montreal	9,045	676,262
Bank of Nova Scotia (The)	16,871	905,383
Canadian Imperial Bank of Commerce	6,326	546,251
Canadian National Railway Company	10,355	885,189
Canadian Tire Corporation Ltd., Class A	935	105,211
CGI Group, Inc. (b)	3,874	239,238
Gildan Activewear, Inc.	3,081	92,091
Lundin Mining Corporation	9,570	39,327
Metro, Inc.	3,883	121,843
Restaurant Brands International, Inc.	3,408	186,696
Rogers Communications, Inc., Class B	5,354	275,691
WSP Global, Inc.	1,487	74,231
		4,272,520
United Kingdom - 8.4%
Barratt Developments PLC	15,774	103,454
Berkeley Group Holdings PLC	2,120	94,744
BT Group PLC	119,301	365,283
Coca-Cola European Partners PLC	3,329	151,436
Croda International PLC	1,932	118,995
easyJet PLC	2,834	43,413
Investec PLC	10,980	67,880
ITV PLC	55,337	105,037
J Sainsbury PLC	27,587	109,597
Johnson Matthey PLC	2,868	108,730
Kingfisher PLC	32,003	103,912
Legal & General Group PLC	88,765	284,822
Marks & Spencer Group PLC	28,747	108,720
Mediclinic International PLC	6,751	32,443
Mondi PLC	5,416	127,532
Pearson PLC	12,222	140,397
RELX PLC	28,166	556,995
Standard Chartered PLC	40,200	281,734
Travis Perkins PLC	3,912	55,248
Unilever PLC	17,252	913,774

Wm Morrison Supermarkets PLC	34,864	$110,447
		3,984,593
Switzerland - 8.4%
Coca-Cola HBC AG (b)	3,149	93,011
Givaudan SA	136	329,636
Kuehne + Nagel International AG	806	112,016
Lonza Group AG (b)	1,068	335,805
Roche Holding AG	9,915	2,412,819
Swiss Re AG	4,644	419,020
Swisscom AG	389	178,107
Vifor Pharma AG	680	98,275
		3,978,689
Australia - 6.3%
AMP Ltd.	47,513	83,317
ASX Ltd.	2,802	117,688
BlueScope Steel Ltd.	9,232	94,636
Boral Ltd.	16,154	64,355
Brambles Ltd.	25,801	194,362
Dexus	18,037	130,326
Goodman Group	27,146	199,513
GPT Group/The	23,813	87,092
Insurance Australia Group Ltd.	32,364	156,538
LendLease Group	9,233	115,309
Mirvac Group	48,973	75,334
Newcrest Mining Ltd.	12,194	178,502
Ramsay Health Care Ltd.	2,397	95,679
Stockland	49,413	126,407
Sydney Airport	14,203	64,917
Transurban Group	38,766	311,816
Westpac Banking Corporation	47,181	896,255
		2,992,046
Denmark - 3.6%
Coloplast A/S, Class B	1,699	158,540
Novo Nordisk A/S, Class B	25,646	1,107,562
Novozymes A/S	3,376	166,724
Pandora A/S	1,534	95,972
Vestas Wind Systems A/S	2,808	176,091
		1,704,889
Hong Kong - 2.5%
BOC Hong Kong Holdings Ltd.	54,500	204,031
Hang Seng Bank Ltd.	11,117	260,665
Hong Kong Exchanges & Clearing Ltd.	17,089	455,022
Hysan Development Company, Ltd.	16,000	75,035
MTR Corporation Ltd.	23,000	111,601
Swire Properties Ltd.	19,200	65,612
		1,171,966
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	94,790	523,143
Ferrovial SA	7,085	141,847
Industria de Diseno Textil SA	15,398	433,982
		1,098,972
Italy - 1.6%
Assicurazioni Generali SpA	16,981	274,015
Intesa Sanpaolo SpA	210,026	465,226
		739,241

Sweden - 1.4%
Boliden AB (b)	4,315	$98,540
Essity AB, Class B	8,634	197,039
Skandinaviska Enskilda Banken AB, Class A	23,643	244,666
Skanska AB B Shares	5,705	89,680
Tele2 AB B Shares	5,276	59,910
		689,835
Singapore - 1.4%
Ascendas Real Estate Investment Trust	57,700	105,062
City Developments Ltd.	8,300	47,432
DBS Group Holdings Ltd.	25,949	440,271
Singapore Airlines Ltd.	8,700	59,637
		652,402
Netherlands - 1.3%
Akzo Nobel NV	3,697	310,414
CNH Industrial NV	14,433	150,033
STMicroelectronics NV	9,941	151,115
		611,562
Ireland - 1.2%
CRH PLC (c)	51	1,523
CRH PLC (d)	11,930	355,845
Kerry Group PLC, Class A	2,269	232,579
		589,947
Belgium - 1.1%
KBC Group NV	3,657	252,022
Solvay SA	1,101	125,410
Umicore SA	3,082	145,076
		522,508
Jersey - 0.9%
Ferguson PLC	3,431	231,302
WPP PLC	17,979	203,433
		434,735
Norway - 0.9%
Norsk Hydro ASA	18,774	97,358
Orkla ASA	13,218	114,062
Telenor ASA	11,573	212,195
		423,615
Finland - 0.7%
UPM-Kymmene OYJ	7,585	243,844
Wartsila OYJ Abp	6,390	108,728
		352,572
New Zealand - 0.3%
Fletcher Building Ltd. (b)	16,479	65,270
Ryman Healthcare Ltd.	9,897	78,416
		143,686
Luxembourg - 0.2%
SES SA	5,331	114,572

Israel - 0.2%
Bank Hapoalim BM	15,987	108,153

Austria - 0.1%
voestalpine AG	1,663	59,019

Portugal - 0.1%
Jeronimo Martins SGPS SA	4,344	$53,317

Total Common Stocks (Cost $49,420,596)		47,027,593

Short-term Investment - 1.6%
UMB Money Market Fiduciary Account , 0.25% (e) (Cost $749,504)		749,504

Total Short-term Investments (Cost $749,504)		749,504
TOTAL INVESTMENTS (f) - 100.5% (Cost $50,170,100)		47,777,097
Liabilities Less Other Assets - (0.5)%		(252,153)
NET ASSETS -100.0%		$47,524,944

(a)	Preference shares.
(b)	Non-income producing security.
(c)	Shares of this security are traded on the London Stock Exchange.
(d)	Shares of this security are traded on the Irish Stock Exchange.
(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(f)	The cost of investments for federal income tax purposes is $50,330,228 resulting in gross unrealized appreciation and depreciation of $2,232,890 and $4,786,021 respectively, or net unrealized appreciation of $2,553,131.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992, the Equity Fund Individual Investor Share Class commenced operations on September 13, 1995, the Equity Fund Institutional Share Class commenced operations on April 30, 2018, and the Individual Investor Share Class and Institutional Share Class of the International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)	Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

For non-U.S. securities traded in foreign markets, the International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2018:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$151,106,729	$-	$-	$151,106,729
BONDS & NOTES	-	80,046,628	-	80,046,628
CERTIFICATES OF DEPOSIT	-	329,890	-	329,890
SHORT-TERM OBLIGATIONS	-	9,621,249	-	9,621,249
TOTAL	$151,106,729	$89,997,767	$-	$241,104,496

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2018:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$253,097,494	$-	$-	$253.097.494
SHORT-TERM OBLIGATIONS	-	-	-
TOTAL	$253,097,494	$-	$-	$253,097,494

The following is a summary of the inputs used to value the International Index Fund’s net assets as of October 31, 2018:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$-	$10,404,948	$-	$10,404,948
GERMANY	-	6,466,679	-	6,466,679
FRANCE	-	5,457,127	-	5,457,127
CANADA	4,272,520	-	-	4,272,520
UNITED KINGDOM	151,436	3,833,157	-	3,984,593
SWITZERLAND	-	3,978,689	-	3,978,689
AUSTRALIA	156,538	2,835,508	-	2,992,046
DENMARK	95,972	1,608,917	-	1,704,889
HONG KONG	-	1,171,966	-	1,171,966
SPAIN	-	1,098,972	-	1,098,972
ITALY	-	739,241	-	739,241
SWEDEN	-	689,835	-	689,835
SINGAPORE	-	652,402	-	652,402
NETHERLANDS	-	611,562	-	611,562
IRELAND	232,579	357,368	-	589,947
BELGIUM	-	522,508	-	522,508
JERSEY	-	434,735	-	434,735
NORWAY	-	423,615	-	423,615
FINLAND	-	352,572	-	352,572
NEW ZEALAND	-	143,686	-	143,686
LUXEMBOURG	114,572	-	-	114,572
ISRAEL	-	108,153	-	108,153
AUSTRIA	-	59,019	-	59,019
PORTUGAL	-	53,317	-	53,317
TOTAL COMMONS STOCKS	5,023,617	42,003,976	-	47,027,593
SHORT-TERM OBLIGATIONS	-	749,504	-	749,504
TOTAL	$5,023,617	$42,753,480	$-	$47,777,097

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended October 31, 2018, there were no transfers in and out of Level 1, Level 2 and Level 3 for the Balanced Fund or Equity Fund. None of the Funds held any Level 3 securities during the period ended October 31, 2018. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. Transfers between Level 1 and Level 2 in the International Index Fund relate to the use of a fair value model developed by an independent pricing service to assist in valuing non-U.S. securities. The International Index Fund applies fair value pricing in accordance with procedures approved by the Board of Trustees. The following is a reconciliation of transfers between Levels for the International Index Fund from July 31, 2018 to October 31, 2018, represented by recognizing the October 31, 2018 market value of securities:

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

International Index Fund
Transfers into Level 1	$95,972
Transfers out of Level 1	(361,369)
Net transfers in (out) of level 1	$(265,397)
Transfers into Level 2	$361,369
Transfers out of Level 2	(95,972)
Net transfers in (out) of level 2	$265,397

(B)	Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(C)	Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund and the International Index Fund are authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or the International Index Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund or the International Index Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put and call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts. In the period ended October 31, 2018, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

(D)	Repurchase Agreements: The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings. As of October 31, 2018, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund held repurchase agreements.

(E)	Currency Translation and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The International Index Fund had $663,551 of open foreign currency spot contracts outstanding as of October 31, 2018.

Item 2. Controls and Procedures

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ John R. Nolan
John R. Nolan
President and Principal Executive Officer
December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John R. Nolan
John R. Nolan
President and Principal Executive Officer
December 20, 2018

/s/ John R Nolan
John R. Nolan
Treasurer and Principal Financial Officer
December 20, 2018